Distribution of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2012
Distribution of Subsidiary [Abstract]
Schedule of components of net book value of Commerce	At the time of the transfer, the net book value of Commerce consisted of the following components (in millions):

Cash	$12
Goodwill	9
Other assets	10
Liabilities	(10)
Net book value	$21